Transactions with Related Parties - Fabiana Ltd. (Details) (Compensation Committee approval on 12 January 2011) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jan. 12, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Annual Remuneration	$ 4,000	$ 3,500	€ 2,700
Shares Granted	9,000,000
Vesting period	8 years 0 months 0 days
Vested number of shares on grant date	1,000,000
Vested in period				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000